Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Deferred taxes reported on line Deferred and refundable income taxes in the Statement of Financial Position	$ 1,384	$ 824	$ 802
Deferred taxes reported on line Noncurrent deferred and refundable income taxes in the Statement of Financial Position	2,157	2,493	2,704
Total deferred tax assets reported as Total assets in the Statement of Financial Position	3,541	3,317	3,506
Deferred tax liabilities
Deferred taxes reported on line Other current liabilities in the Statement of Financial Position	69	7	11
Deferred taxes reported on line Other liabilities in the Statement of Financial Position	559	141	138
Deferred income taxes-net	$ 2,913	$ 3,169	$ 3,357